Significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Nov. 30, 2023	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Reverse stock split description		10-to-1 reverse stock split
Cash budgeted		$ 199,000	$ 553,000	$ 1,285,000			$ 8,604,000
Adjusted net current liabilities outstanding		9,700,000
Cash		10,044,000	7,087,000	9,088,000
Unrestricted cash		200,000	600,000	1,300,000
Outstanding debt and borrowing		29,100,000	32,400,000	28,600,000
Proceeds from operating activities		(8,519,000)	$ (11,740,000)	$ (14,904,000)
Impairment of depreciation or amortization		$ 0
Top of range [member]
IfrsStatementLineItems [Line Items]
Lease commitments lease terms		2 months
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Lease commitments lease terms		8 years
Innovative solar systems, lC [member]
IfrsStatementLineItems [Line Items]
Acquisition percentage		50.00%
Forecast [Member]
IfrsStatementLineItems [Line Items]
Creditors and expenses	$ 9,700,000
Proceeds from operating activities	12,000,000
Proceeds from other debt	$ 8,700,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares value		$ 7,000,000
Par value per share		$ 0.12	$ 0.12	$ 0.12
Ordinary shares [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Par value per share		$ 0.12
Subsequent Events [Member]
IfrsStatementLineItems [Line Items]
Net current liabilities outstanding					$ 9,300,000
Adjusted net current liabilities outstanding					$ 5,400,000
VivoPower Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Ownership interest rate		55.00%
Cash budgeted		$ 154,000
Ordinary shares value						$ 10,000,000
Tembo Group [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage		100000.00%
Deposits and other cash inflows)		$ 357,000
Vivo Power Pty Ltd and Tembo Group [Member]
IfrsStatementLineItems [Line Items]
Deposits and other cash inflows)		357,000
Cash		$ 4,300,000